Capital structure and financial items - Financial risks - Key currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2021 kr / ¥ kr / ¥ kr / $ kr / £ kr / $	Dec. 31, 2020 kr / $ kr / ¥ kr / ¥ kr / $ kr / £	Dec. 31, 2019 kr / $ kr / $ kr / £ kr / ¥ kr / ¥
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / $	629	654	667
Closing foreign exchange rate | kr / $	657	606	668
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / ¥	97	95	97
Closing foreign exchange rate | kr / ¥	103	93	96
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / ¥	5.73	6.13	6.12
Closing foreign exchange rate | kr / ¥	5.70	5.88	6.11
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / $	502	488	503
Closing foreign exchange rate | kr / $	517	474	511
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average foreign exchange rate | kr / £	865	839	852
Closing foreign exchange rate | kr / £	885	824	877